Foreign currency forward contracts (Details) In Thousands, unless otherwise specified	12 Months Ended																			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Foreign exchange forward contracts USD ($)	Dec. 31, 2014 Foreign exchange forward contracts CNY	Dec. 31, 2014 Foreign exchange forward contracts EUR (€)	Dec. 31, 2014 Foreign exchange forward contracts GBP (£)	Dec. 31, 2014 Foreign exchange forward contracts JPY (¥)	Dec. 31, 2013 Foreign exchange forward contracts USD ($)	Dec. 31, 2013 Foreign exchange forward contracts CNY	Dec. 31, 2013 Foreign exchange forward contracts EUR (€)	Dec. 31, 2013 Foreign exchange forward contracts GBP (£)	Dec. 31, 2013 Foreign exchange forward contracts JPY (¥)	Dec. 31, 2012 Foreign exchange forward contracts USD ($)	Dec. 31, 2012 Foreign exchange forward contracts CNY	Dec. 31, 2012 Foreign exchange forward contracts EUR (€)	Dec. 31, 2012 Foreign exchange forward contracts GBP (£)	Dec. 31, 2014 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2013 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2014 Foreign exchange forward contracts Cash Flow Hedge
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales																				12 months
Notional amount of derivative contracts entered				$ 25,917		€ 75,164	£ 171	¥ 922,031	$ 20,683		€ 64,254	£ 11,453	¥ 94,500	$ 87,119		€ 158,463	£ 4,153
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	0	0	(11,755)
Gain/(loss) from the change in the fair value on the ineffective portion of derivative contract					10,470					(793)					9,303
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount						22,284		384,584			11,082							192,201	93,295
Estimate fair value																		5,541	237